Related-Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related-Party Transactions [Abstract]
Schedule Of Related Party Transactions

	At March 31, 2020			At December 31, 2019
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$3	$1	$4	$(2)	$(1)	$(3)
Texas margin taxes payable	28	-	28	22	-	22
Net payable (receivable)	$31	$1	$32	$20	$(1)	$19

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2019			At December 31, 2018
	STH	Texas Transmission	Total	STH	Texas Transmission	Total

Federal income taxes payable (receivable)	$(2)	$(1)	$(3)	$4	$1	$5
Texas margin taxes payable	22	-	22	21	-	21
Net payable (receivable)	$20	$(1)	$19	$25	$1	$26

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2019			Year Ended December 31, 2018				Year Ended December 31, 2017
	STH	Texas Transm.	Total	STH	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes	$45	$11	$56	$59	$(19)	$10	$50	$(102)	$(12)	$(114)
Texas margin taxes	22	-	22	21	-	-	21	20	-	20
Total payments (receipts)	$67	$11	$78	$80	$(19)	$10	$71	$(82)	$(12)	$(94)